UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

The Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Laudus Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	89,327,601	108,207,512
0.3%	Other Investment Company	287,874	287,874
99.1%	Total Investments	89,615,475	108,495,386
0.9%	Other Assets and Liabilities, Net		973,370
100.0%	Net Assets		109,468,756

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 1.7%
Insurance 1.7%
QBE Insurance Group Ltd.	203,597	1,847,943

China 2.8%
Telecommunication Services 2.8%
China Mobile Ltd.	290,500	3,079,823

France 6.4%
Capital Goods 2.7%
Compagnie de Saint-Gobain	54,578	2,914,739
Pharmaceuticals, Biotechnology & Life Sciences 3.7%
Sanofi	42,862	4,107,033
		7,021,772

Germany 10.4%
Automobiles & Components 2.6%
Daimler AG	39,934	2,896,359
Insurance 2.5%
Allianz SE	13,621	2,687,995
Software & Services 3.4%
SAP SE	35,633	3,729,753
Telecommunication Services 1.9%
Deutsche Telekom AG	116,763	2,104,648
		11,418,755

Hong Kong 0.8%
Capital Goods 0.3%
CK Hutchison Holdings Ltd.	24,000	301,189
Food, Beverage & Tobacco 0.5%
WH Group Ltd.	566,000	571,530
		872,719

Italy 6.4%
Energy 3.3%
Eni S.p.A.	239,157	3,594,019
Security	Number of Shares	Value ($)
Utilities 3.1%
Enel S.p.A.	639,579	3,430,376
		7,024,395

Japan 15.4%
Automobiles & Components 3.9%
Honda Motor Co., Ltd.	143,900	3,942,580
Isuzu Motors, Ltd.	26,200	325,335
		4,267,915
Capital Goods 1.9%
Mitsubishi Electric Corp.	145,100	2,098,523
Insurance 3.1%
Tokio Marine Holdings, Inc.	81,800	3,403,964
Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Takeda Pharmaceutical Co., Ltd.	81,300	4,127,517
Technology Hardware & Equipment 2.7%
Canon, Inc.	86,700	2,949,127
		16,847,046

Netherlands 3.0%
Food & Staples Retailing 3.0%
Koninklijke Ahold Delhaize N.V.	169,579	3,236,791

Singapore 5.5%
Banks 3.2%
United Overseas Bank Ltd.	205,522	3,450,435
Telecommunication Services 2.3%
Singapore Telecommunications Ltd.	901,400	2,545,635
		5,996,070

Spain 7.0%
Banks 1.3%
Banco Santander S.A.	214,970	1,427,374
Telecommunication Services 2.3%
Telefonica S.A.	247,990	2,567,096
Utilities 3.4%
Iberdrola S.A.	462,854	3,667,847
		7,662,317

Sweden 3.7%
Telecommunication Services 3.7%
Telia Co. AB	882,026	4,064,897

Switzerland 11.5%
Capital Goods 3.0%
ABB Ltd.	133,891	3,323,322
Food, Beverage & Tobacco 2.5%
Nestle S.A.	30,809	2,687,089
Insurance 3.1%
Zurich Insurance Group AG	11,462	3,345,171

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Novartis AG	38,675	3,230,392
		12,585,974

Taiwan 3.3%
Semiconductors & Semiconductor Equipment 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	536,154	3,663,119

United Kingdom 20.9%
Banks 3.0%
Lloyds Banking Group plc	3,836,247	3,305,986
Energy 6.3%
BP plc	597,708	3,450,073
Royal Dutch Shell plc, A Shares (a)	6,967	185,252
Royal Dutch Shell plc, A Shares (a)	7,810	207,501
Royal Dutch Shell plc, B Shares	115,180	3,092,168
		6,934,994
Food & Staples Retailing 3.1%
Tesco plc *	1,558,990	3,432,319
Household & Personal Products 0.8%
Unilever plc	15,808	855,495
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
GlaxoSmithKline plc	168,086	3,578,089
Retailing 2.5%
Kingfisher plc	696,644	2,728,693
Utilities 1.9%
National Grid plc	165,475	2,050,315
		22,885,891
Total Common Stock
(Cost $89,327,601)		108,207,512
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (b)	287,874	287,874
Total Other Investment Company
(Cost $287,874)		287,874

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $92,693,840 and the unrealized appreciation and depreciation were $17,054,607 and ($1,253,061), respectively, with a net unrealized appreciation of $15,801,546.
At 06/30/17, the values of certain foreign securities held by the fund aggregating $108,207,512 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$108,207,512	$—	$108,207,512
Other Investment Company[1]	287,874	—	—	287,874
Total	$287,874	$108,207,512	$—	$108,495,386
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
96.6%	Common Stock	313,263,736	334,581,943
2.5%	Preferred Stock	6,954,066	8,738,114
99.1%	Total Investments	320,217,802	343,320,057
0.9%	Other Assets and Liabilities, Net		3,184,954
100.0%	Net Assets		346,505,011

Security	Number of Shares	Value ($)
Common Stock 96.6% of net assets

Brazil 5.2%
Food, Beverage & Tobacco 1.0%
Ambev S.A. ADR	651,200	3,575,088
Software & Services 2.1%
Cielo S.A.	984,636	7,311,433
Transportation 2.1%
CCR S.A.	1,383,281	7,056,491
		17,943,012

China 15.8%
Automobiles & Components 0.8%
Dongfeng Motor Group Co., Ltd., Class H	2,510,000	2,966,110
Banks 2.9%
China Construction Bank Corp., Class H	13,002,000	10,110,948
Capital Goods 0.2%
Beijing Enterprises Holdings Ltd.	143,000	689,502
Consumer Durables & Apparel 1.8%
Belle International Holdings Ltd.	7,828,848	6,171,064
Food, Beverage & Tobacco 3.8%
WH Group Ltd.	12,934,500	13,060,880
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
CSPC Pharmaceutical Group Ltd.	1,574,000	2,298,999
Telecommunication Services 3.0%
China Mobile Ltd.	977,500	10,363,261
Utilities 2.6%
China Resources Power Holdings Co., Ltd.	4,587,291	9,004,714
		54,665,478

Hong Kong 1.5%
Consumer Services 1.5%
Sands China Ltd.	1,143,200	5,233,039

India 13.2%
Automobiles & Components 2.7%
Bajaj Auto Ltd.	214,101	9,244,685
Banks 2.0%
Housing Development Finance Corp., Ltd.	280,166	6,996,867
Capital Goods 1.2%
Larsen & Toubro Ltd.	158,346	4,131,539
Security	Number of Shares	Value ($)
Energy 1.8%
Reliance Industries Ltd.	301,553	6,433,658
Materials 2.5%
Vedanta Ltd.	2,246,310	8,635,782
Software & Services 3.0%
HCL Technologies Ltd.	505,424	6,652,849
Infosys Ltd.	210,078	3,040,827
Infosys Ltd. ADR	43,800	657,876
		10,351,552
		45,794,083

Indonesia 1.8%
Banks 1.8%
PT Bank Rakyat Indonesia (Persero) Tbk	5,312,700	6,061,972

Kazakhstan 0.9%
Energy 0.9%
KazMunaiGas Exploration Production JSC GDR	316,200	2,981,766

Malaysia 5.3%
Banks 2.3%
AMMB Holdings Berhad	7,137,100	8,114,198
Consumer Services 1.7%
Genting Malaysia Berhad	4,631,000	5,932,784
Utilities 1.3%
Tenaga Nasional Berhad	1,358,900	4,476,985
		18,523,967

Mexico 4.5%
Banks 1.0%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	373,273	3,598,352
Real Estate 3.5%
Fibra Uno Administracion S.A. de C.V.	6,335,600	12,015,778
		15,614,130

Peru 1.5%
Banks 1.5%
Credicorp Ltd.	29,454	5,283,753

Philippines 1.6%
Telecommunication Services 1.6%
PLDT, Inc. ADR	158,873	5,609,806

Qatar 1.5%
Banks 1.5%
Qatar National Bank SAQ	149,363	5,182,248

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Republic of Korea 12.5%
Automobiles & Components 2.0%
Hyundai Mobis Co., Ltd.	32,439	7,091,543
Banks 2.3%
Shinhan Financial Group Co., Ltd.	187,716	8,099,037
Technology Hardware & Equipment 4.3%
Samsung Electronics Co., Ltd.	7,130	14,850,509
Telecommunication Services 2.4%
SK Telecom Co., Ltd.	35,166	8,175,638
Utilities 1.5%
Korea Electric Power Corp.	141,728	5,053,972
		43,270,699

Russia 3.6%
Energy 3.6%
Gazprom PJSC ADR	2,224,327	8,863,943
Lukoil PJSC ADR	76,115	3,713,651
		12,577,594

South Africa 6.4%
Banks 1.5%
Barclays Africa Group Ltd.	462,023	5,080,153
Materials 1.5%
Sasol Ltd.	184,484	5,176,170
Real Estate 1.1%
Growthpoint Properties Ltd.	1,995,775	3,733,520
Retailing 2.3%
Woolworths Holdings Ltd.	1,728,651	8,153,552
		22,143,395

Taiwan 13.1%
Banks 2.6%
Mega Financial Holding Co., Ltd.	10,786,153	8,966,596
Semiconductors & Semiconductor Equipment 6.8%
MediaTek, Inc.	872,000	7,460,059
Taiwan Semiconductor Manufacturing Co., Ltd.	2,371,719	16,204,090
		23,664,149
Technology Hardware & Equipment 2.1%
Asustek Computer, Inc.	763,000	7,206,339
Telecommunication Services 1.6%
Taiwan Mobile Co., Ltd.	1,442,000	5,427,939
		45,265,023

Thailand 1.8%
Banks 1.8%
Kasikornbank PCL NVDR	1,078,700	6,297,492

Turkey 4.8%
Banks 2.4%
Turkiye Garanti Bankasi A/S	1,547,322	4,306,750
Turkiye Halk Bankasi A/S	1,114,156	4,163,913
		8,470,663
Security	Number of Shares	Value ($)
Materials 1.4%
Eregli Demir ve Celik Fabrikalari TAS	2,393,307	4,794,306
Telecommunication Services 1.0%
Turk Telekomunikasyon A/S *	1,912,288	3,390,207
		16,655,176

United Arab Emirates 1.6%
Real Estate 1.6%
Emaar Malls PJSC	8,003,016	5,479,310
Total Common Stock
(Cost $313,263,736)		334,581,943

Preferred Stock 2.5% of net assets

Brazil 2.1%
Materials 2.1%
Suzano Papel e Celulose S.A.	1,707,100	7,348,017

India 0.4%
Materials 0.4%
Vedanta Ltd. *	89,852,400	1,390,097
Total Preferred Stock
(Cost $6,954,066)		8,738,114

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $334,563,193 and the unrealized appreciation and depreciation were $33,909,465 and ($25,152,601), respectively, with a net unrealized appreciation of $8,756,864.
At 06/30/17, the values of certain foreign securities held by the fund aggregating $260,556,120 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

IDR –	Indonesian rupiah
USD –	U.S. dollar

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at June 30, 2017:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation ($)
Forward Foreign Currency Exchange Contracts
07/03/2017	State Street Bank & Trust Co.	USD	114,664	IDR	1,526,179,137	151
07/05/2017	State Street Bank & Trust Co.	USD	922,255	IDR	12,289,045,644	173
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						324

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$180,324,852	$—	$180,324,852
Brazil [1]	17,943,012	—	—	17,943,012
India [1]	—	35,442,531	—	35,442,531
Software & Services	657,876	9,693,676	—	10,351,552
Kazakhstan [1]	2,981,766	—	—	2,981,766
Mexico [1]	15,614,130	—	—	15,614,130
Peru [1]	5,283,753	—	—	5,283,753
Philippines [1]	5,609,806	—	—	5,609,806
Qatar [1]	5,182,248	—	—	5,182,248
Republic of Korea[1]	—	35,095,061	—	35,095,061
Telecommunication Services	8,175,638	—	—	8,175,638
Russia [1]	12,577,594	—	—	12,577,594
Preferred Stock
Brazil [1]	7,348,017	—	—	7,348,017
India [1]	—	—	1,390,097	1,390,097
Total	$81,373,840	$260,556,120	$1,390,097	$343,320,057
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$324	$—	$324
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $11,706,256 from Level 2 to Level 1 for the period ended June 30, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

Laudus Trust
Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
89.3%	Government Bonds	80,966,690	84,139,693
9.0%	Supranational	8,584,773	8,478,643
1.3%	Other Investment Company	1,196,563	1,196,563
99.6%	Total Investments	90,748,026	93,814,899
0.4%	Other Assets and Liabilities, Net		417,129
100.0%	Net Assets		94,232,028

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 89.3% of net assets

Australia 6.2%
Australia Government Bond
5.75%, 05/15/21 (AUD)	1,000,000	873,758
3.25%, 04/21/25 (AUD)	1,650,000	1,336,165
4.75%, 04/21/27 (AUD)	4,000,000	3,643,852
		5,853,775

Austria 4.7%
Austria Government Bond
6.25%, 07/15/27 (EUR)	2,508,000	4,450,866

Belgium 0.9%
Kingdom of Belgium Government Bond
1.00%, 06/22/26 (EUR)	750,000	884,328

Canada 3.4%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	2,540,000	3,185,457

France 8.4%
France Government Bond OAT
0.00%, 05/25/20 (EUR) (a)	1,845,000	2,129,597
0.50%, 05/25/25 (EUR)	2,000,000	2,289,821
5.75%, 10/25/32 (EUR)	775,000	1,447,533
1.25%, 05/25/36 (EUR)	850,000	934,316
3.25%, 05/25/45 (EUR)	710,000	1,078,584
		7,879,851

Germany 4.5%
Bundesrepublik Deutschland
0.00%, 08/15/26 (EUR) (a)	1,600,000	1,762,967
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY)	230,000,000	2,433,377
		4,196,344

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Japan 20.4%
Japan Government Five Year Bond
0.10%, 09/20/19 (JPY)	100,000,000	892,999
0.10%, 06/20/21 (JPY)	150,000,000	1,343,230
Japan Government Ten Year Bond
0.60%, 03/20/24 (JPY)	306,000,000	2,834,987
0.10%, 06/20/26 (JPY)	212,000,000	1,893,436
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	275,000,000	3,236,821
1.70%, 03/20/44 (JPY)	156,400,000	1,700,884
Japan Government Twenty Year Bond
1.60%, 06/20/30 (JPY)	274,000,000	2,863,430
0.20%, 06/20/36 (JPY)	540,000,000	4,507,434
		19,273,221

Malaysia 3.0%
Malaysia Government Bond
4.05%, 09/30/21 (MYR)	2,420,000	571,332
4.18%, 07/15/24 (MYR)	8,980,000	2,122,949
4.25%, 05/31/35 (MYR)	670,000	151,372
		2,845,653

Mexico 3.9%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	26,000,000	1,428,465
7.50%, 06/03/27 (MXN)	12,200,000	707,992
7.75%, 11/23/34 (MXN)	26,280,000	1,556,607
		3,693,064

Netherlands 4.5%
Netherlands Government Bond
0.00%, 01/15/22 (EUR) (a)	500,000	575,991
5.50%, 01/15/28 (EUR)	2,158,490	3,693,715
		4,269,706

New Zealand 4.6%
New Zealand Government Bond
5.00%, 03/15/19 (NZD)	200,000	153,698
5.50%, 04/15/23 (NZD)	1,605,000	1,353,657
4.50%, 04/15/27 (NZD)	3,369,000	2,786,195
		4,293,550

Poland 3.2%
Poland Government Bond
2.50%, 07/25/26 (PLN)	3,750,000	957,879
5.75%, 04/25/29 (PLN)	6,100,000	2,047,693
		3,005,572

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Singapore 4.6%
Singapore Government Bond
2.00%, 07/01/20 (SGD)	2,300,000	1,703,345
2.38%, 06/01/25 (SGD)	2,500,000	1,871,255
2.88%, 09/01/30 (SGD)	1,000,000	777,167
		4,351,767

Spain 14.0%
Spain Government Bond
1.40%, 01/31/20 (EUR)	4,400,000	5,237,553
1.60%, 04/30/25 (EUR)	4,700,000	5,563,830
4.20%, 01/31/37 (EUR)	1,613,000	2,354,139
		13,155,522

Sweden 3.0%
Sweden Government Bond
3.75%, 08/12/17 (SEK)	23,485,000	2,801,017
Total Government Bonds
(Cost $80,966,690)		84,139,693

Supranational* 9.0% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	400,000,000	4,413,446
European Investment Bank
2.15%, 01/18/27 (JPY)	375,000,000	4,065,197
Total Supranational
(Cost $8,584,773)		8,478,643
Security	Number of Shares	Value ($)
Other Investment Company 1.3% of net assets

United States 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (b)	1,196,563	1,196,563
Total Other Investment Company
(Cost $1,196,563)		1,196,563

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $91,925,146 and the unrealized appreciation and depreciation were $2,907,906 and ($1,018,153), respectively, with a net unrealized apppreciation of $1,889,753.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Zero Coupon Bond.
(b)	The rate shown is the 7-day yield.

AUD –	Australian dollar
EUR –	euro currency
GBP –	Great British pound
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PLN –	Polish zloty
SEK –	Swedish krona
SGD –	Singapore dollar
USD –	U.S. dollar

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at June 30, 2017:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
07/28/2017	State Street Bank & Trust Co.	GBP	183,500	USD	233,945	5,229
07/28/2017	State Street Bank & Trust Co.	GBP	166,000	USD	214,136	2,228
07/28/2017	State Street Bank & Trust Co.	GBP	166,500	USD	216,421	596
07/28/2017	State Street Bank & Trust Co.	GBP	1,797,000	USD	2,326,376	15,837
07/28/2017	State Street Bank & Trust Co.	GBP	300,000	USD	388,101	2,919
07/28/2017	State Street Bank & Trust Co.	GBP	8,464,500	USD	10,875,232	157,412
07/28/2017	State Street Bank & Trust Co.	NZD	62,500	USD	45,860	(79)
07/28/2017	State Street Bank & Trust Co.	NZD	150,500	USD	108,378	1,864
07/28/2017	State Street Bank & Trust Co.	SEK	17,681,000	USD	1,999,075	102,311
07/28/2017	State Street Bank & Trust Co.	SGD	31,000	USD	22,450	74
07/28/2017	State Street Bank & Trust Co.	SGD	215,500	USD	156,053	529
07/28/2017	State Street Bank & Trust Co.	USD	63,797	AUD	84,500	(1,130)
07/28/2017	State Street Bank & Trust Co.	USD	5,736,422	AUD	7,623,000	(120,862)
07/28/2017	State Street Bank & Trust Co.	USD	242,873	GBP	187,000	(863)
07/28/2017	State Street Bank & Trust Co.	USD	213,653	GBP	168,500	(5,970)
07/28/2017	State Street Bank & Trust Co.	USD	233,424	GBP	182,500	(4,447)
07/28/2017	State Street Bank & Trust Co.	USD	233,543	GBP	180,000	(1,070)
07/28/2017	State Street Bank & Trust Co.	USD	215,343	GBP	166,000	(1,021)
07/28/2017	State Street Bank & Trust Co.	USD	46,071	NZD	67,000	(3,007)
07/28/2017	State Street Bank & Trust Co.	USD	4,188,440	NZD	6,038,000	(234,436)
07/28/2017	State Street Bank & Trust Co.	USD	228,845	SEK	1,934,000	(1,011)
07/28/2017	State Street Bank & Trust Co.	USD	36,660	SGD	51,000	(397)
07/28/2017	State Street Bank & Trust Co.	USD	4,389,696	SGD	6,177,000	(98,487)
07/28/2017	State Street Bank & Trust Co.	USD	34,529	SGD	48,000	(347)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(184,128)

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$84,139,693	$—	$84,139,693
Supranational	—	8,478,643	—	8,478,643
Other Investment Company[1]	1,196,563	—	—	1,196,563
Total	$1,196,563	$92,618,336	$—	$93,814,899
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$288,999	$—	$288,999
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($473,127)	$—	($473,127)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Laudus Trust
Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
69.6%	Government Bonds	4,234,782	4,222,029
28.6%	U.S. Government Securities	1,706,350	1,733,810
0.6%	Other Investment Company	39,793	39,793
98.8%	Total Investments	5,980,925	5,995,632
1.2%	Other Assets and Liabilities, Net		72,470
100.0%	Net Assets		6,068,102

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 69.6% of net assets

Australia 3.6%
Australia Government Bond
5.75%, 05/15/21 (AUD)	70,000	61,163
3.25%, 04/21/25 (AUD)	150,000	121,470
4.75%, 04/21/27 (AUD)	40,000	36,438
		219,071

Brazil 3.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23 (BRL)	50,000	14,943
10.00%, 01/01/25 (BRL)	294,000	86,792
10.00%, 01/01/27 (BRL)	380,000	111,596
		213,331

Chile 1.2%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 02/28/21 (CLP)	45,000,000	69,815

Colombia 2.2%
Colombian TES
5.00%, 11/21/18 (COP)	100,000,000	32,927
10.00%, 07/24/24 (COP)	103,000,000	41,278
6.00%, 04/28/28 (COP)	182,000,000	57,237
		131,442

France 6.5%
France Government Bond OAT
0.00%, 05/25/20 (EUR) (a)	67,100	77,450
3.00%, 04/25/22 (EUR)	13,100	17,191
0.50%, 05/25/25 (EUR)	212,000	242,721
4.75%, 04/25/35 (EUR)	31,400	55,225
		392,587

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Hungary 0.9%
Hungary Government Bond
6.50%, 06/24/19 (HUF)	12,600,000	52,399

Indonesia 2.1%
Indonesia Treasury Bond
8.38%, 09/15/26 (IDR)	260,000,000	21,567
7.00%, 05/15/27 (IDR)	580,000,000	44,063
7.50%, 08/15/32 (IDR)	270,000,000	20,553
8.38%, 03/15/34 (IDR)	540,000,000	43,698
		129,881

Japan 15.8%
Japan Government Ten Year Bond
1.40%, 03/20/18 (JPY)	11,450,000	102,919
0.80%, 09/20/20 (JPY)	22,900,000	209,408
0.60%, 03/20/24 (JPY)	17,000,000	157,499
0.10%, 06/20/26 (JPY)	11,650,000	104,050
Japan Government Thirty Year Bond
1.70%, 03/20/44 (JPY)	13,700,000	148,991
Japan Government Twenty Year Bond
0.20%, 06/20/36 (JPY)	28,500,000	237,892
		960,759

Malaysia 5.7%
Malaysia Government Bond
3.62%, 11/30/21 (MYR)	130,000	30,197
3.42%, 08/15/22 (MYR)	120,000	27,529
3.80%, 08/17/23 (MYR)	210,000	48,607
4.18%, 07/15/24 (MYR)	432,000	102,129
3.96%, 09/15/25 (MYR)	581,000	134,741
		343,203

Mexico 6.5%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	3,204,000	176,031
8.00%, 12/07/23 (MXN)	1,890,000	111,435
10.00%, 11/20/36 (MXN)	1,495,000	107,334
		394,800

New Zealand 2.9%
New Zealand Government Bond
5.50%, 04/15/23 (NZD)	143,000	120,606
4.50%, 04/15/27 (NZD)	66,000	54,583
		175,189

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Peru 0.8%
Peru Government Bond
6.95%, 08/12/31 (PEN)	48,000	16,404
6.90%, 08/12/37 (PEN)	100,000	33,822
		50,226

Poland 4.9%
Poland Government Bond
2.50%, 07/25/18 (PLN)	145,000	39,556
1.50%, 04/25/20 (PLN)	150,000	39,872
5.25%, 10/25/20 (PLN)	170,000	50,312
5.75%, 09/23/22 (PLN)	190,000	58,836
2.50%, 07/25/26 (PLN)	43,000	10,984
5.75%, 04/25/29 (PLN)	296,000	99,363
		298,923

Russia 1.9%
Russian Federal Bond — OFZ
7.50%, 08/18/21 (RUB)	500,000	8,389
8.15%, 02/03/27 (RUB)	6,000,000	106,230
		114,619

South Africa 1.6%
South Africa Government Bond
7.75%, 02/28/23 (ZAR)	300,000	22,499
10.50%, 12/21/26 (ZAR)	300,000	25,459
8.25%, 03/31/32 (ZAR)	90,000	6,216
6.25%, 03/31/36 (ZAR)	800,000	43,275
		97,449

Spain 5.4%
Spain Government Bond
5.85%, 01/31/22 (EUR)	117,000	167,995
1.60%, 04/30/25 (EUR)	42,000	49,719
4.20%, 01/31/37 (EUR)	77,000	112,380
		330,094

Thailand 0.8%
Thailand Government Bond
3.88%, 06/13/19 (THB)	500,000	15,373
1.88%, 06/17/22 (THB)	340,000	9,947
2.13%, 12/17/26 (THB)	900,000	25,535
		50,855

Turkey 3.3%
Turkey Government Bond
6.30%, 02/14/18 (TRY)	217,000	60,102
8.70%, 07/11/18 (TRY)	272,000	75,804
10.70%, 02/17/21 (TRY)	110,000	31,514
9.20%, 09/22/21 (TRY)	110,000	29,966
		197,386
Total Government Bonds
(Cost $4,234,782)		4,222,029

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
U.S. Government Securities 28.6% of net assets

United States 28.6%
U.S. Treasury Bond
3.38%, 05/15/44 (USD)	255,000	281,770
U.S. Treasury Notes
3.63%, 08/15/19 (USD)	30,000	31,389
2.13%, 08/31/20 (USD)	243,000	246,954
3.63%, 02/15/21 (USD)	494,300	528,042
2.13%, 08/15/21 (USD)	275,000	278,899
2.50%, 08/15/23 (USD)	119,100	122,252
2.50%, 05/15/24 (USD)	238,600	244,504
Total U.S. Government Securities
(Cost $1,706,350)		1,733,810
Security	Number of Shares	Value ($)
Other Investment Company 0.6% of net assets

United States 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (b)	39,793	39,793
Total Other Investment Company
(Cost $39,793)		39,793

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $6,062,208 and the unrealized appreciation and depreciation were $134,438 and ($201,014), respectively, with a net unrealized depreciation of ($66,576).
(a)	Zero Coupon Bond.
(b)	The rate shown is the 7-day yield.

AUD –	Australian dollar
BRL –	Brazilian real
CLP –	Chilean peso
COP –	Colombian Peso
EUR –	euro currency
GBP –	Great British pound
HUF –	Hungarian forint
IDR –	Indonesian rupiah
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PEN –	Peruvian nuevo sol
PLN –	Polish zloty
RUB –	Russian ruble
SEK –	Swedish krona
THB –	Thailand Baht
TRY –	Turkish lira
USD –	U.S. dollar
ZAR –	South African rand

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at June 30, 2017:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
07/28/2017	State Street Bank & Trust Co.	AUD	113,000	USD	85,767	1,059
07/28/2017	State Street Bank & Trust Co.	EUR	201,500	USD	229,525	889
07/28/2017	State Street Bank & Trust Co.	EUR	38,000	USD	41,663	1,790
07/28/2017	State Street Bank & Trust Co.	EUR	576,500	USD	630,715	28,510
07/28/2017	State Street Bank & Trust Co.	GBP	504,000	USD	647,265	9,650
07/28/2017	State Street Bank & Trust Co.	NZD	113,000	USD	82,066	707
07/28/2017	State Street Bank & Trust Co.	SEK	3,171,000	USD	361,925	14,948
07/28/2017	State Street Bank & Trust Co.	USD	19,940	AUD	27,000	(806)
07/28/2017	State Street Bank & Trust Co.	USD	281,441	AUD	374,000	(5,930)
07/28/2017	State Street Bank & Trust Co.	USD	374,123	EUR	331,500	(4,946)
07/28/2017	State Street Bank & Trust Co.	USD	59,147	EUR	52,500	(887)
07/28/2017	State Street Bank & Trust Co.	USD	32,114	EUR	28,500	(475)
07/28/2017	State Street Bank & Trust Co.	USD	31,164	EUR	28,500	(1,425)
07/28/2017	State Street Bank & Trust Co.	USD	137,890	GBP	108,000	(2,877)
07/28/2017	State Street Bank & Trust Co.	USD	63,021	GBP	48,500	(194)
07/28/2017	State Street Bank & Trust Co.	USD	2,433	NZD	3,500	(131)
07/28/2017	State Street Bank & Trust Co.	USD	244,387	NZD	352,000	(13,456)
07/28/2017	State Street Bank & Trust Co.	USD	99,169	SEK	858,500	(2,863)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						23,563

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$4,222,029	$—	$4,222,029
U.S. Government Securities[1]	—	1,733,810	—	1,733,810
Other Investment Company[1]	39,793	—	—	39,793
Total	$39,793	$5,955,839	$—	$5,995,632
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$57,553	$—	$57,553
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($33,990)	$—	($33,990)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Laudus Mondrian Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Forward foreign currency exchange contracts (forwards): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

Laudus Mondrian Funds
Notes to Portfolio Holdings (continued)

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Subsequent Events:
The Board of Trustees approved the liquidation of the Laudus Mondrian Global Government Fixed Income Fund on June 6, 2017, and the fund liquidated all outstanding shares as of the close of business on July 25, 2017.
REG87099JUN17

Laudus Trust
Laudus U.S. Large Cap Growth Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,203,235,956	1,635,031,282
0.3%	Other Investment Company	5,144,300	5,144,300
99.7%	Total Investments	1,208,380,256	1,640,175,582
0.3%	Other Assets and Liabilities, Net		5,684,233
100.0%	Net Assets		1,645,859,815

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Banks 5.3%
Bank of America Corp.	1,549,359	37,587,449
First Republic Bank	236,013	23,624,901
SunTrust Banks, Inc.	151,398	8,587,295
SVB Financial Group *	44,436	7,811,405
Wells Fargo & Co.	182,400	10,106,784
		87,717,834

Capital Goods 4.1%
Acuity Brands, Inc.	154,091	31,323,619
Roper Technologies, Inc.	72,391	16,760,688
TransDigm Group, Inc.	71,215	19,147,577
		67,231,884

Commercial & Professional Services 2.0%
Equifax, Inc.	237,264	32,604,819

Consumer Durables & Apparel 1.5%
NIKE, Inc., Class B	429,575	25,344,925

Consumer Services 1.2%
Domino's Pizza, Inc.	92,568	19,580,909

Diversified Financials 1.8%
Berkshire Hathaway, Inc., Class B *	134,115	22,715,058
S&P Global, Inc.	44,784	6,538,016
		29,253,074

Energy 0.8%
Pioneer Natural Resources Co.	82,006	13,086,517

Food, Beverage & Tobacco 3.4%
Constellation Brands, Inc., Class A	241,596	46,804,393
Dr Pepper Snapple Group, Inc.	106,367	9,691,097
		56,495,490

Security	Number of Shares	Value ($)
Health Care Equipment & Services 7.7%
Becton, Dickinson & Co.	124,656	24,321,632
Boston Scientific Corp. *	965,527	26,764,409
UnitedHealth Group, Inc.	408,195	75,687,517
		126,773,558

Materials 2.3%
Monsanto Co.	134,718	15,945,222
The Sherwin-Williams Co.	63,550	22,303,508
		38,248,730

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Alexion Pharmaceuticals, Inc. *	400,768	48,761,443
Biogen, Inc. *	102,423	27,793,505
Celgene Corp. *	253,908	32,975,032
Regeneron Pharmaceuticals, Inc. *	17,818	8,751,132
Vertex Pharmaceuticals, Inc. *	64,037	8,252,448
Zoetis, Inc.	237,670	14,825,855
		141,359,415

Real Estate 2.1%
Equinix, Inc.	47,194	20,253,777
SBA Communications Corp. *	103,731	13,993,312
		34,247,089

Retailing 17.2%
Amazon.com, Inc. *	128,338	124,231,184
Dollar Tree, Inc. *	202,306	14,145,236
Netflix, Inc. *	290,186	43,356,690
The Home Depot, Inc.	221,088	33,914,899
The Priceline Group, Inc. *	27,669	51,755,418
Ulta Salon, Cosmetics & Fragrance, Inc. *	56,820	16,326,659
		283,730,086

Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc. *	930,461	11,612,153
ASML Holding N.V.	192,674	25,107,349
Broadcom Ltd.	134,470	31,338,233
NVIDIA Corp.	96,414	13,937,608
Teradyne, Inc.	319,230	9,586,477
		91,581,820

Software & Services 33.5%
Activision Blizzard, Inc.	325,412	18,733,969
Adobe Systems, Inc. *	190,044	26,879,823
Alibaba Group Holding Ltd. ADR *	172,256	24,270,870
Alphabet, Inc., Class A *	120,699	112,211,446
Autodesk, Inc. *	331,529	33,424,754
Cognizant Technology Solutions Corp., Class A	262,415	17,424,356
Facebook, Inc., Class A *	339,788	51,301,192

1

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Global Payments, Inc.	247,354	22,341,013
Microsoft Corp.	1,490,688	102,753,124
PayPal Holdings, Inc. *	173,762	9,325,807
salesforce.com, Inc. *	89,713	7,769,146
Snap, Inc., Class A *	527,919	9,381,121
Tencent Holdings Ltd.	1,566,900	56,212,436
Visa, Inc., Class A	624,533	58,568,705
		550,597,762

Technology Hardware & Equipment 1.8%
Apple, Inc.	207,522	29,887,318

Telecommunication Services 0.5%
Zayo Group Holdings, Inc. *	235,924	7,290,052
Total Common Stock
(Cost $1,203,235,956)		1,635,031,282

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (a)	5,144,300	5,144,300
Total Other Investment Company
(Cost $5,144,300)		5,144,300

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $1,212,618,554 and the unrealized appreciation and depreciation were $434,952,445 and ($7,395,417), respectively, with a net unrealized appreciation of $427,557,028.
At 06/30/17, the value of a foreign security held by the fund totaling $56,212,436 was adjusted from its closing market value in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,084,433,520	$—	$—	$1,084,433,520
Software & Services	494,385,326	56,212,436	—	550,597,762
Other Investment Company[1]	5,144,300	—	—	5,144,300
Total	$1,583,963,146	$56,212,436	$—	$1,640,175,582
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
2

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
3

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings (continued)

•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG60662JUN17
4

Item 2.	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	August 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	August 14, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 14, 2017